MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio
(the “Portfolio”)

Supplement dated August 1, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated May 1, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, Edward Ramos will no longer serve as a portfolio manager of the Portfolio. All references to Mr. Ramos are deleted in their entirety. Ian Murdoch and Lawrence Rosenberg will join Carlos Garcia-Tunon as portfolio managers of the Portfolio.

1.	The table in the section entitled “Management” of the Summary Prospectus and Prospectus with respect to the Portfolio is deleted in its entirety and replaced as follows:

Subadvisor	Portfolio Managers	Service Date
Cornerstone Capital Management Holdings LLC	Carlos Garcia-Tunon, Vice President	Since 2013
	Ian Murdoch, Vice President	Since August 2017
	Lawrence Rosenberg, Vice President	Since August 2017

2.	In the section of the Prospectus entitled “The Fund and its Management,” the subsection entitled “Portfolio Manager Biographies,” is amended to add the following:

Ian Murdoch, CFA	Mr. Murdoch is a Vice President at Cornerstone Holdings and has been a portfolio manager for MainStay VP International Equity Portfolio since August 2017. Prior to joining the firm in 2011, Mr. Murdoch was a Research Analyst at MacKay Shields in the International Equity Division. He received his BA from Columbia University. He has 17 years of investment experience. He is a CFA® charterholder.
Lawrence Rosenberg, CFA	Mr. Rosenberg is a Vice President at Cornerstone Holdings and has been a portfolio manager for MainStay VP International Equity Portfolio since August 2017. Prior to joining the firm in 2011, Mr. Rosenberg was a Research Analyst at MacKay Shields in the International Equity Division. He received his BS in Electrical Engineering from The Johns Hopkins University and obtained a Bachelor in Music from The Peabody Conservatory of Music. He has 19 years of investment experience. He is a CFA® charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio
(the “Portfolio”)

Supplement dated August 1, 2017 (“Supplement”) to the
Statement of Additional Information dated May 1, 2017, as supplemented (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

Effective immediately, Edward Ramos will no longer serve as a portfolio manager of the Portfolio. All references to Mr. Ramos are deleted in their entirety. Ian Murdoch and Lawrence Rosenberg will join Carlos Garcia-Tunon as portfolio managers of the Portfolio.

1.	The table beginning on page 104 is amended to add the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Ian Murdoch*	MainStay VP International Equity Portfolio	0	0	0	0	0	0
Lawrence Rosenberg*	MainStay VP International Equity Portfolio	0	0	3 Accounts $1,259,464	0	0	0

* The information presented for Messrs. Murdoch and Rosenberg is as of June 30, 2017.

2.	As of June 30, 2017, neither Mr. Murdoch nor Mr. Rosenberg beneficially owned securities of any MainStay VP Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE